Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Accounting Policies [Abstract]
Legal fees	$ 10,498		$ 14,978		$ 8,002	$ 2,619
Accounting and other professional fees	122,547		243,865		7,285	2,410
Other	975	1,234	3,332	2,118	435	1,094
Total operating expenses	1,604,922	1,234	1,960,195	2,118	$ 15,722	$ 6,123
Stock compensation expense	1,256,750		1,423,417
Payroll and benefits	68,319		128,770
University contribution expense	$ 145,833		$ 145,833